Statement of Additional Information (SAI) Supplement — June 3, 2010*

Fund (SAI date)	Form #

RiverSource Variable Portfolio — Core Equity Fund (4/30/10, amended and restated 5/1/10)	S-6466-20 AE

RiverSource Variable Portfolio — Dynamic Equity Fund (4/30/10, amended and restated 5/1/10)	S-6466-20 AE

Seligman Common Stock Portfolio (4/30, amended and restated 5/1/10)	N/A

Tri-Continental Corporation (5/1/10)	N/A
Effective July 3, 2010, Gina K. Mourtzinou will no longer be responsible for the day-to-day management of each Fund listed above.
*Valid until next update.
S-6466-141 A (6/10)